1. Organization and Description of Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business Operations

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS OPERATIONS

RC-1, Inc. (the “Company”), was incorporated in the State of Nevada on May 14, 2009. The Company is currently considered to be in the development stage, and has generated only limited revenues from its activities in the racing business. R-Course Promotions, LLC was formed in the State of California on October 30, 2007. On June 1, 2009, in a merger classified as a transaction between parties under common control, the sole membership interest owner in R-Course Promotions, LLC exchanged 125,000 membership interests for 1,786 common shares in RC-1, Inc. Subsequent to the consummation of the merger, R-Course Promotions, LLC ceased to exist. The results of operations of RC-1, Inc. and R-Course Promotions, LLC have been combined from October 30, 2007 forward through the date of merger.

The Company is a motorsports marketing business focused primary in road racing events in North America utilizing NASCAR type competition equipment.

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS OPERATIONS

RC-1, Inc. (the “Company”), was incorporated in the State of Nevada on May 14, 2009. The Company has generated only limited revenues from its activities in the racing business. R-Course Promotions, LLC was formed in the State of California on October 30, 2007. On June 1, 2009, in a merger classified as a transaction between parties under common control, the sole membership interest owner in R-Course Promotions, LLC exchanged 125,000 membership interests for 1,786 common shares in RC-1, Inc. Subsequent to the consummation of the merger, R-Course Promotions, LLC ceased to exist. The results of operations of RC-1, Inc. and R-Course Promotions, LLC have been combined from October 30, 2007 forward through the date of merger.

The Company is a motorsports marketing business focused primary in road racing events in North America utilizing NASCAR type competition equipment.

On March 4, 2014, the Company declared a reverse stock split of 1 share for 70 shares outstanding. The authorized number of shares was increased to 200,000,000 and the par value was changed to $.0001 per share. All references to the number of shares have been retroactively restated to reflect the split, to all periods presented.